Asset Retirement Obligations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Asset Retirement Obligations [Line Items]
Environmental rehabilitation trust assets	$ 80	$ 59
Environmental Issue [Member]
Asset Retirement Obligations [Line Items]
Environmental rehabilitation trust assets	$ 19	$ 20